1
The GDL Fund
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 65 .2%
Aerospace and Defense — 0 .5%
3,400 The Boeing Co. † .................. $ 676,702
Automotive — 0 .3%
20,000 Iveco Group NV .................. 442,459
Broadcasting — 0 .5%
145,890 Clear Channel Outdoor Holdings Inc. † ... 345,759
14,237 Sirius XM Holdings Inc. ............. 328,590
674,349
Building and Construction — 2 .8%
11,000 Lennar Corp. , Cl. B ................ 925,320
59,700 Tri Pointe Homes Inc. † ............. 2,789,781
3,715,101
Business Services — 1 .0%
90,000 SEMrush Holdings Inc. , Cl. A † ........ 1,074,600
6,000 Shutterstock Inc. ................. 99,660
30,000 Yext Inc. † ....................... 115,200
1,289,460
Cable and Satellite — 0 .1%
20,000 The E.W. Scripps Co. , Cl. A † .......... 74,400
Computer Software and Services — 3 .3%
27,000 CSG Systems International Inc. ....... 2,158,380
62,000 ON24 Inc. † ...................... 502,200
67,000 Onestream Inc. † .................. 1,608,000
4,268,580
Consumer Products — 3 .5%
109,800 Sealed Air Corp. .................. 4,617,090
Diversified Industrial — 2 .1%
156,500 Great Lakes Dredge & Dock Corp. † ..... 2,660,500
4,000 James Hardie Industries plc † ......... 75,760
2,736,260
Electronics — 0 .4%
3,000 Bel Fuse Inc. , Cl. A ................ 540,600
Energy and Utilities — 3 .6%
4,000 Avista Corp. ..................... 160,560
45,000 DMC Global Inc. † ................. 234,450
460,000 Gulf Coast Ultra Deep Royalty Trust † .... 16,091
5,500 SLB Ltd. ....................... 282,645
156,600 The AES Corp. ................... 2,206,494
30,000 TXNM Energy Inc. ................. 1,753,800
4,654,040
Entertainment — 8 .1%
28,800 Electronic Arts Inc. ................ 5,871,456
35,000 Endeavor Group Holdings Inc. , Cl. A † ... 962,500
Shares
Market
Value
70,000 IMAX China Holding Inc. † ........... $ 69,186
13,000 Manchester United plc , Cl. A † ......... 218,660
128,500 Warner Bros Discovery Inc. † ......... 3,528,610
10,650,412
Financial Services — 12 .0%
40,588 Air Lease Corp. ................... 2,635,785
30,000 Brighthouse Financial Inc. † .......... 1,796,400
95,000 Cantaloupe Inc. † .................. 1,026,950
120,000 Clearwater Analytics Holdings Inc. , Cl. A † 2,838,000
14,000 Corebridge Financial Inc. ............ 334,040
3,000 Diamond Hill Investment Group Inc. .... 516,300
151,000 DigitalBridge Group Inc. ............ 2,328,420
91,000 International Money Express Inc. † ..... 1,437,800
49,400 Janus Henderson Group plc .......... 2,537,678
10,000 Laurentian Bank of Canada ........... 291,064
15,742,437
Food and Beverage — 0 .9%
9,000 JDE Peet's NV ................... 331,220
6,000 Lifeway Foods Inc. † ............... 116,040
3,300 Nathan's Famous Inc. .............. 332,409
69,000 SunOpta Inc. † ................... 447,120
1,226,789
Health Care — 15 .5%
98,800 Amicus Therapeutics Inc. † ........... 1,428,648
24,000 Apellis Pharmaceuticals Inc. † ......... 965,520
34,800 Arcellx Inc. † ..................... 3,995,736
2,500 Atrium Therapeutics Inc. † ........... 33,425
115,000 Cross Country Healthcare Inc. † ....... 1,081,000
104,000 Day One Biopharmaceuticals Inc. † ..... 2,229,760
97,500 Enhabit Inc. † .................... 1,373,775
30,000 FONAR Corp. † ................... 556,800
41,700 Hologic Inc. † .................... 3,152,103
10,000 Kenvue Inc. ..................... 172,400
15,000 LENSAR Inc. † .................... 89,400
12,800 Masimo Corp. † ................... 2,276,736
1,300 Penumbra Inc. † .................. 426,881
5,000 ProAssurance Corp. † .............. 123,600
15,000 Select Medical Holdings Corp. ........ 244,350
36,000 STAAR Surgical Co. † ............... 673,200
28,000 Surgery Partners Inc. † ............. 333,760
86,500 Talkspace Inc. † ................... 447,638
12,500 Terns Pharmaceuticals Inc. † .......... 659,000
20,263,732
Hotels and Gaming — 0 .7%
36,000 Golden Entertainment Inc. ........... 960,840
Machinery — 4 .2%
25,000 CFT SpA † (a) ..................... 132,923
25,000 Chart Industries Inc. † .............. 5,168,750

The GDL Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Machinery (Continued)
3,000 Terex Corp. ..................... $ 177,300
5,478,973
Metals and Mining — 0 .4%
27,423 Coeur Mining Inc. † ................ 514,726
Real Estate — 4 .2%
130,000 InterRent Real Estate Investment Trust ,
REIT ......................... 1,239,163
82,000 Kennedy-Wilson Holdings Inc. ........ 887,240
50,000 Minto Apartment Real Estate Investment
Trust , REIT .................... 631,515
64,500 Peakstone Realty Trust , REIT ......... 1,347,405
40,000 Two Harbors Investment Corp. , REIT .... 456,800
47,000 Veris Residential Inc. , REIT .......... 886,890
5,449,013
Retail — 0 .4%
25,000 Bapcor Ltd. ..................... 10,349
77,500 European Wax Center Inc. , Cl. A † ...... 447,950
458,299
Semiconductors — 0 .1%
700 Silicon Laboratories Inc. † ........... 145,705
Transportation — 0 .6%
40,000 Abertis Infraestructuras SA † (a) ....... 163,206
2,200 Norfolk Southern Corp. ............. 631,400
794,606
TOTAL COMMON STOCKS ........... 85,374,573
CLOSED-END FUNDS — 0 .4%
425,000 Altaba Inc., Escrow † ............... 573,750
RIGHTS — 0 .8%
Computer Software and Services — 0.0%
1,000 Flexion Therapeutics Inc. , CVR † ....... 100
5,000 Gen Digital Inc. , CVR † .............. 2,413
2,513
Food and Beverage — 0 .1%
42,000 TreeHouse Foods Inc. , CVR † ......... 73,500
Health Care — 0 .4%
66,000 89bio Inc. , CVR † .................. 19,800
21,000 ABIOMED Inc. , CVR † ............... 33,600
2,000 Adverum Biotechnologies Inc. , CVR † ... 1,200
37,000 Akero Therapeutics Inc. , CVR † ........ 18,500
40,000 Akouos Inc. , CVR † ................ 20,000
6,000 Albireo Pharma Inc. , CVR † ........... 13,500
25,000 Alimera Sciences Inc. , CVR † ......... 250
79,391 Ambit Biosciences Corp. , CVR † (a) ..... 0
Shares
Market
Value
18,000 Avadel Pharmaceuticals plc , CVR † ..... $ 9,900
28,000 Blueprint Medicines Corp. , CVR † ...... 11,200
315,000 Checkpoint Therapeutics Inc. , CVR † .... 31,500
64,000 Chinook Therapeutics Inc. , CVR † ...... 12,800
28,000 Epizyme Inc. , CVR † ................ 560
60,000 Fusion Pharmaceuticals Inc. , CVR † ..... 30,000
500,000 Gracell Biotechnologies Inc. , CVR † ..... 20,000
30,000 Icosavax Inc. , CVR † ............... 9,000
13,000 Mersana Therapeutics Inc. , CVR † ...... 35,750
10,000 Metsera Inc. , CVR † ................ 45,000
10,000 Mirati Therapeutics Inc. , CVR † ........ 5,000
3,000 Opiant Pharmaceuticals Inc. , CVR † ..... 1,500
70,000 Optinose Inc. , CVR † ............... 35,000
130,000 Paragon 28 Inc. , CVR † ............. 6,500
100,000 Paratek Pharmaceuticals Inc. , CVR † .... 2,000
41,797 Poseida Therapeutics Inc. , CVR † ...... 20,899
3,000 Prevail Therapeutics Inc. , CVR † ....... 600
40,000 Regulus Therapeutics Inc , CVR † ....... 40,000
300,000 Sage Therapeutics Inc. , CVR † ........ 105,000
1,000 Sigilon Therapeutics Inc. , CVR † (a) ..... 7,550
30,000 Verve Therapeutics Inc. , CVR † ........ 15,000
245,000 Vigil Neuroscience Inc. , CVR † ........ 12,250
563,859
Metals and Mining — 0 .2%
10,000 Kinross Gold Corp. , CVR † (a) ......... 0
419,000 Pan American Silver Corp. , CVR † ...... 251,400
251,400
Paper and Forest Products — 0.0%
24,000 Resolute Forest Products Inc. , CVR † .... 36,000
Retail — 0 .1%
140,000 Walgreens Boots Alliance Inc. , CVR † .... 70,000
TOTAL RIGHTS ................... 997,272
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 33 .6%
$ 44,245,000 U.S. Treasury Bills,
3.553 % to 3.729% †† , 04/16/26 to
09/10/26 (b) ................... 43,959,808
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100 .0%
(Cost $ 129,872,352 ) ............. $ 130,905,403

The GDL Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
SECURITIES SOLD SHORT — ( 0 .4 ) %
Transportation — ( 0 .4 ) %
2,200 Union Pacific Corp. ........................ $ 533,764
TOTAL SECURITIES SOLD SHORT
(Proceeds received $ 520,899 ) (c) ........ $ 533,764
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At March 31, 2026, $1,000,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(c) At March 31, 2026, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
CVR Contingent Value Right
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
Long Positions
North America ...................... 96 .9% $ 126,894,062
Europe .............................. 3 .0 3,911,806
Latin America ....................... 0 .1 89,186
Asia/Pacific ......................... 0.0 * 10,349
Total Investments — Long Positions 100.0% $ 130,905,403
Short Positions
North America ...................... ( 0 .4 ) % $ (533,764)
Total Investments — Short Positions (0.4)% $ (533,764)
* Amount represents less than 0.05%.
As of March 31, 2026, forward foreign exchange contracts outstanding were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
USD 1,827,285 CAD 2,500,000 State Street Bank and Trust Co. 04/30/26 $ 27,775
USD 465,631 EUR 400,000 State Street Bank and Trust Co. 04/30/26 2,587
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS
$ 30,362